SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

On February 9, 2022, Fr8App, ATW Opportunities together with certain existing stockholders of Fr8App (collectively, the “SPA Investors”) entered into an amended and restated Securities Purchase Agreement with the Company (the “A&R SPA”) pursuant to which the Company agreed to, among other things, issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 16,257,671 of the Company’s ordinary shares. These warrants will remain exercisable for a period of seven years after issuance. The exercise price of Series A, Series B, Series C and Series D Warrants are $1.50, $1.20, $0.75, and $1.125 per ordinary share, respectively, subject to customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions.

As part of the Merger, on February 9, 2022, the Company and ATW Opportunities Master Fund, L.P. (“ATW Opportunities”), together with certain investors (collectively, the “PIPE Investors”) entered into a Securities Purchase Agreement pursuant to which the Company agreed to sell and issue to the PIPE Investors an aggregate of 2,333,333 restricted Series B Preferred Shares along with Series A warrants to purchase 2,333,333 of the Company’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger.

On February 14, 2022, a Certificate of Merger was filed with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of Delaware Law, whereby in accordance with the New Merger Agreement, Merger Sub I merged with and into Fr8 App, with Fr 8App surviving the Merger and continuing as a direct wholly-owned subsidiary of the Company (the “Merger”). The Merger closed on February 14, 2022 and the separate corporate existence of Merger Sub I and its Certificate of Incorporation and by-laws then in effect ceased, and the organizational documents of Fr8 App after the Merger is in the form as agreed by the Company and Fr8 App.

On February 14, 2022, the 650,000 Ordinary Shares have been issued for the effectiveness of the Warrant.

On February 14, 2022, the Company entered into a Stock Sale and Purchase Agreement with Wave Sync Corp. for selling all shares of Hudson Capital USA Inc. to Wave Sync. Corp. for $1 and the transaction was closed at February 16, 2022. The Company effected a 2.2 for 1 reverse stock split on its Ordinary Shares as of trading beginning on February 15, 2022.

In order to focus on its core business as a North American transportation logistics technology platform company and improving operations, the Company has decided to divest any non-core, non-performing businesses and to sell its wholly-owned subsidiary, Hong Kong Internet Financial Services (“HKIFS”), to private investors. On March 30, 2022, the Company entered into a Buough and Sold Note with a private investor and executed an Instrument of Transfer to transfer its one (1) shall in its wholly-owned Hong Kong subsidiary, Hongkong Internet Financial Services Limited (“HKIFS”) to the private investor for HK$1.

The divestment of HKIFS will result in the Company departing from its legacy People’s Republic of China financial advisory business and shifting its priorities towards being situated in geographical locations of its core businesses. The sale of HKIFS was completed on March 30, 2022 and included all of the prior operations, obligations and commitments related to its Chinese operations. The Company expects immaterial financial effects from the sale outside of incurring minimal legal expenses to assemble and formalize the transaction. Following is Hudson’s structure following the sale of HKIFS:

Except for the above mentioned matters, no other material events are required to be adjusted or disclosed as of the report date of the consolidated financial statements.